Derivative Instruments And Hedging Activities ( Fair Value Of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative Asset Fair Value	$ 7.3	$ 14.3
Derivative Liability Fair Value	12.2	8.7
Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member] | Other Current Assets [Member]
Derivative Asset Fair Value	0	2.3
Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member] | Other Current Liabilities [Member]
Derivative Liability Fair Value	4.3	0
Not Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member] | Other Current Assets [Member]
Derivative Asset Fair Value	7.3	12.0
Not Designated as Hedging Instrument [Member] | Foreign Currency Contracts [Member] | Other Current Liabilities [Member]
Derivative Liability Fair Value	$ 7.9	$ 8.7